Leases - Summary of Comprehensive Income amounts relating to leases (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	$ 4	$ 4	$ 8	$ 7
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	$ 4	$ 4	$ 8	$ 7